FINANCIAL RESULTS, NET - Narratives (Details) - ARS ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
FINANCIAL RESULTS, NET
Net income (loss)		$ (1,840)		$ 208
Net exchange differences	$ 19,041	$ 565	$ 21,856	$ (79)